`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     April 19, 2012

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	281,799

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     5047    56578 SH       Sole                                      56578
AT&T Corp New                  COM              00206R102     6331   202728 SH       Sole                                     202728
Abbott Laboratories            COM              002824100     7864   128301 SH       Sole                                     128301
Advanced Cell Tech Inc Com     COM              00752K105        5    57142 SH       Sole                                      57142
Alps Etf Tr Alerian Mlp        COM              00162Q866      262    15770 SH       Sole                                      15770
Altria Group Inc               COM              02209S103      744    24111 SH       Sole                                      24111
Amerigas Partners L P Unit L P COM              030975106      414    10220 SH       Sole                                      10220
Apple Computers                COM              037833100    16906    28197 SH       Sole                                      28197
Berkshire Hathaway Inc Del Cl  COM              084670108     1341       11 SH       Sole                                         11
Berkshire Hathaway Inc Del Cl  COM              084670702     7589    93523 SH       Sole                                      93523
Bristol Myers Squibb           COM              110122108      213     6300 SH       Sole                                       6300
Cel-Sci Corp Com New           COM              150837409        5    10000 SH       Sole                                      10000
Chevrontexaco Corp Com         COM              166764100    10569    98581 SH       Sole                                      98581
Cisco Sys Inc                  COM              17275R102      228    10801 SH       Sole                                      10801
Coca-Cola                      COM              191216100     3577    48336 SH       Sole                                      48336
Colgate Palmolive              COM              194162103     7181    73438 SH       Sole                                      73438
Conocophillips Com             COM              20825C104     6345    83472 SH       Sole                                      83472
Dell Computer                  COM              24702R101      850    51214 SH       Sole                                      51214
Direxion Shs Etf Tr Dly Enrgy  COM              25459W888      212     4135 SH       Sole                                       4135
Direxion Shs Etf Tr Dly Smcap  COM              25459W847      460     7366 SH       Sole                                       7366
Direxion Shs Etf Tr Dly Tech B COM              25459W102      423     6464 SH       Sole                                       6464
Du Pont E I De Nemours Com     COM              263534109     5211    98511 SH       Sole                                      98511
Duke Energy Corp               COM              26441c105      253    12032 SH       Sole                                      12032
Energy Transfer Prtnrs Unit Lt COM              29273R109      527    11235 SH       Sole                                      11235
Exxon Mobil Corp Com           COM              30231G102    16830   194053 SH       Sole                                     194053
General Electric Co            COM              369604103     8732   435086 SH       Sole                                     435086
General Motors Escrow          COM              370ESC816        0    10336 SH       Sole                                      10336
Google Inc Cl A                COM              38259P508      271      422 SH       Sole                                        422
Home Depot                     COM              437076102     7739   153834 SH       Sole                                     153834
Intel                          COM              458140100     7466   265546 SH       Sole                                     265546
Ishares Tr Dj Intl Sel Divd    COM              464288448     1854    56885 SH       Sole                                      56885
Ishares Tr Dj Sel Div Inx      COM              464287168      242     4325 SH       Sole                                       4325
Ishares Tr Dj Us Energy        COM              464287796      236     5681 SH       Sole                                       5681
Ishares Tr Dj Us Finl Svc      COM              464287770     1440    25170 SH       Sole                                      25170
Ishares Tr Russell 2000        COM              464287655      238     2880 SH       Sole                                       2880
Ishares Tr S&P 500 Index       COM              464287200     8297    58758 SH       Sole                                      58758
Ishares Tr S&P Gbl Energy      COM              464287341     7780   195579 SH       Sole                                     195579
Ishares Tr S&p Mc 400 Grw      COM              464287606     5794    51526 SH       Sole                                      51526
Ishares Tr S&p Midcap Value    COM              464287705     3273    38323 SH       Sole                                      38323
Ishares Tr Small Growth Index  COM              464288604     4161    44393 SH       Sole                                      44393
J P Morgan Chase & Co          COM              46625H100     7877   171315 SH       Sole                                     171315
Johnson & Johnson              COM              478160104     7141   108262 SH       Sole                                     108262
Kinder Morgan Mgmt Llc Shs     COM              49455U100    10058   134770 SH       Sole                                     134770
Lowes Cos Inc Com              COM              548661107     1265    40298 SH       Sole                                      40298
Mcdonalds                      COM              580135101     4907    50025 SH       Sole                                      50025
Merck & Co, Inc.               COM              58933Y105     6403   166740 SH       Sole                                     166740
Microsoft                      COM              594918104     3678   114031 SH       Sole                                     114031
Natural Resource Prtnr Com Uni COM              63900P103      579    24155 SH       Sole                                      24155
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nextera Energy Inc Com         COM              65339F101      349     5716 SH       Sole                                       5716
North European Oil Royalty Tru COM              659310106      368    11232 SH       Sole                                      11232
Novartis A G Sponsored Adr     COM              66987V109     5382    97132 SH       Sole                                      97132
Oracle Corp Com                COM              68389X105     4551   156086 SH       Sole                                     156086
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Paychex Inc Com                COM              704326107      515    16631 SH       Sole                                      16631
Penn West Energy Trust         COM              707887105      333    17025 SH       Sole                                      17025
Pepsico                        COM              713448108     5629    84838 SH       Sole                                      84838
Pfizer                         COM              717081103    10212   450956 SH       Sole                                     450956
Philip Morris Intl Inc Com     COM              718172109     6673    75307 SH       Sole                                      75307
Powershares QQQ Tr Unit Series COM              73935A104     7799   115450 SH       Sole                                     115450
Proctor & Gamble               COM              742718109     7739   115150 SH       Sole                                     115150
Proshares Tr Pshs Ult Hlthcre  COM              74347R735      215     2945 SH       Sole                                       2945
Proshares Tr Ultra S&P 500     COM              74347R107      645    11055 SH       Sole                                      11055
Proshares Ultra Financial      COM              74347X633      554     8814 SH       Sole                                       8814
Prospect Capital Corp Com      COM              74348T102      713    64940 SH       Sole                                      64940
Royal Bk Cda Montreal Com      COM              780087102      246     4245 SH       Sole                                       4245
Sanofi-Aventis Sponsored ADR   COM              80105N105     5968   154010 SH       Sole                                     154010
Sempra Energy Com              COM              816851109      269     4494 SH       Sole                                       4494
Southern Co Com                COM              842587107      387     8622 SH       Sole                                       8622
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     4680   107663 SH       Sole                                     107663
Verizon Communications Com     COM              92343V104     6082   159082 SH       Sole                                     159082
Wal-Mart Stores Inc            COM              931142103     4473    73091 SH       Sole                                      73091
Walgreens, Inc.                COM              931422109     1192    35584 SH       Sole                                      35584
Wells Fargo & Co Del Com       COM              949746101     7495   219523 SH       Sole                                     219523
Whitestone Reit Cl B Sbi       COM              966084204      307    23575 SH       Sole                                      23575
